Fair Value Measurements - Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - Recurring Fair Value Measurement [member] - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Derivative instruments and embedded derivatives	CAD 43	CAD 27
Settlements payable	39	43
Financial liabilities, Total	82	70
Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative instruments and embedded derivatives	43	27
Settlements payable	39	43
Financial liabilities, Total	CAD 82	CAD 70